Condensed Financial Information of Parent Company - Condensed Statements of Financial Condition (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and due from banks	$ 21,836	$ 42,548
Investments in subsidiaries:
Total assets	2,210,584	2,715,348
Liabilities:
Other liabilities	21,479	31,448
Total liabilities	1,954,196	2,470,025
Shareholders’ equity	256,388	245,323	$ 245,337	$ 262,595
Total liabilities and shareholders’ equity	2,210,584	2,715,348
Parent Company [Member]
Assets:
Cash and due from banks	29,222	29,775
Investments in subsidiaries:
Bank subsidiaries	315,551	303,795
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	3,683	3,681
Total assets	351,242	340,037
Liabilities:
Junior subordinated debentures	92,786	92,786
Other liabilities	2,068	1,928
Total liabilities	94,854	94,714
Shareholders’ equity	256,388	245,323
Total liabilities and shareholders’ equity	$ 351,242	$ 340,037